Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: November 2024

1.

Capitalized terms used in this certificate have their respective meanings set forth in the Fourth Amended and Restated Indenture, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Indenture”), and the Third Amended and Restated Asset Pool One Supplement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association (“Wells Fargo”), as Indenture Trustee and Collateral Agent. As of November 1, 2024, Wells Fargo assigned, and Computershare Trust Company, National Association assumed, the rights, duties and obligations as Indenture Trustee and as Collateral Agent with respect to the Issuing Entity.

2.	As of the date hereof, JPMorgan Chase Bank, National Association is the Servicer and Administrator under the Transfer and Servicing Agreement and Chase Card Funding LLC is the Transferor.

3.	The undersigned is a Responsible Officer of Servicer.

4.	Collateral of Asset Pool One

	Beginning Balance	Ending Balance
Principal Receivables	12,674,087,814.75	12,732,220,585.33

Excess Funding Amount	0.00	0.00

TOTAL	12,674,087,814.75	12,732,220,585.33

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
	CHASEseries		6,850,000,000.00

	TOTAL		6,850,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period		5,882,220,585.33

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period		636,611,029.27

5d.	Asset Pool One Pool Balance for the related Monthly Period		12,732,220,585.33

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period		6,850,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period		5,980,597,130.66

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	54.05%	3,232,350,204.91

	TOTAL	54.05%	3,232,350,204.91

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period		254,687,369.55

	Collections of Discount Receivables included in 7a above		0.00

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	54.05%	137,651,601.20

	TOTAL	54.05%	137,651,601.20

8a.	The Asset Pool One Servicing Fee for the related Monthly Period		15,842,609.77

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	54.05%	8,562,500.00

	TOTAL	54.05%	8,562,500.00

9a.	The Asset Pool One Default Amount for the related Monthly Period		17,320,311.27

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	54.05%	9,361,157.50

	TOTAL	54.05%	9,361,157.50

10.	Delinquencies as of the last day of the related Monthly Period

		Number of Accounts	Amount of Receivables (1)	Percentage of Receivables

	Pool Balance	6,871,818	12,951,213,014.49	100.00%

	Number of Days Delinquent

	30-59 days	5,056	31,175,879.75	0.24%

	60-89 days	3,182	24,458,178.90	0.19%

	90-119 days	2,488	21,445,864.36	0.17%

	120-149 days	2,076	18,834,053.35	0.14%

	150-179 days	1,815	17,366,081.00	0.13%

	180 or more days	0	0.00	0.00%

	TOTAL	14,617	113,280,057.36	0.87%

11.	Losses and Recoveries for the related Monthly Period

	Average Pool Balance (2)			12,674,087,814.75

	Gross Losses (3)			19,794,954.99

	Gross Losses as a Percentage of Average Pool Balance (Annualized)			1.87%

	Recoveries (4)			2,474,643.72

	Net Losses (5)			17,320,311.27

	Net Losses as a Percentage of Average Pool Balance (Annualized)			1.64%

	Number of Accounts Charged Off During the Monthly Period			3,566

	Average Net Loss Amount on Accounts Charged Off during the Monthly Period			4,857.07

12.	Change in Sponsor’s or affiliate’s interest in securities for the related Monthly Period

	As of Last Day of Previous Monthly Period		As of Last Day of Monthly Period
CHASEseries Notes Held by the Sponsor or an Affiliate (6)	Tranche	Amount	Tranche	Amount

	Class B (2022-01)	750,000,000.00	Class B (2022-01)	750,000,000.00

	Class C (2022-01)	750,000,000.00	Class C (2022-01)	750,000,000.00

		1,500,000,000.00		1,500,000,000.00

13.	Credit Risk Retention

As of Last Day of Monthly Period

Seller’s Interest	5,882,220,585.33

Seller’s Interest (%) (7)	85.87%

(1)	The amount of receivables reflected includes all principal, finance charge and fee amounts due from cardholders as of the date specified.

(2)	Average Pool Balance means “Asset Pool One Average Principal Balance” as defined in the Asset Pool One Supplement.

(3)

Gross Losses are charge-offs of principal receivables. Gross Losses do not include the amount of any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(4)

Recoveries are amounts received on previously charged-off receivables during the related Monthly Period, and allocated to the issuing entity pro rata, based on the amount of gross losses in the issuing entity as a percentage of gross losses in the Servicer’s managed portfolio of credit card receivables for the related Monthly Period.

(5)

Net Losses are Gross Losses minus Recoveries. Net Losses do not include any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(6)	The securities listed here are not being relied upon to satisfy the U.S. Risk Retention Requirements (79 FR 77601).

(7)

The Seller’s Interest percentage is calculated by dividing the Seller’s Interest, which is equal to the Asset Pool One Transferor Amount, by the aggregate unpaid principal balance of all outstanding investor asset-backed interests in the Issuing Entity.

The required risk retention percentage is 5%.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date December 12, 2024.

JPMorgan Chase Bank, National Association, as Servicer

By: /s/ Patricia M. Garvey
Patricia M. Garvey
Executive Director